Other account payables and accrued expenses (Schedule of Other Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued employee and government authorities	$ 12,283	$ 8,677
Tax withholding in connection with employees' exercises of share options and vested RSUs	11,335
Accrued expenses	15,471	8,808
Contingent consideration	1,220	3,888
Other	87	53
Total	$ 40,396	$ 21,426